Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Additional Paid-in Capital	Loan receivables - related parties	Retained Earnings - Statutory Reserves	Retained Earnings - Unrestricted	AOCI Attributable to Parent	Noncontrolling Interest	Common Class A	Common Class B
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2022		$ 332,574	$ 240,424	$ 14,682,363	$ (398,746)	$ (14,435)	$ 14,843,680	$ 1,044	$ 456
Shares, Outstanding, Beginning Balance at Dec. 31, 2022								10,440,000	4,560,000
Net (loss) income	$ 756,761	0	0	856,536	0	(99,775)	756,761	$ 0	$ 0
Stock Holders Equity Statutory Reserves		0	8,337	(8,337)	0	0	0	0	0
Foreign currency translation adjustment		0	0		114,302	(303)	113,999	0	0
Proceeds from issuance of shares upon IPO	0
Proceeds from issuance of shares pursuant to exercise of over-allotment	0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2023	15,714,440	332,574	248,761	15,530,562	(284,444)	(114,513)	15,714,440	$ 1,044	$ 456
Shares, Outstanding, Ending Balance at Dec. 31, 2023								10,440,000	4,560,000
Net (loss) income	(571,717)			(480,019)		(91,698)	(571,717)
Foreign currency translation adjustment		0	0	0	(727,743)	(7,388)	(735,131)	$ 0	$ 0
Proceeds from issuance of shares upon IPO	5,000,000	4,999,875	0	0	0	0	5,000,000	$ 125	0
Share issuance upon initial public offering ('IPO')								1,250,000
Issuance of Stock and Warrants for Services or Claims	202,346	202,346	0	0	0	0	202,346
Proceeds from issuance of shares pursuant to exercise of over-allotment	413,940	413,930	0	0	0	0	413,940	$ 10	0
Share issuance pursuant to exercise of over-allotment								103,485
Offering cost incurred for IPO and over-allotment		(2,813,601)	0	0	0	0	(2,813,601)	$ 0	0
Capital contribution from noncontrolling shareholder		0	0	0	0	50,000	50,000	0	0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2024	$ 17,260,277	$ 3,135,124	$ 248,761	$ 15,050,543	$ (1,012,187)	$ (163,599)	$ 17,260,277	$ 1,179	$ 456
Shares, Outstanding, Ending Balance at Dec. 31, 2024								11,793,485	4,560,000